CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Current assets:
Related party receivables		$ 68,034,000	$ 59,219,000
Related party assets		24,619,000	27,258,000
Related party receivables		37,505,000	38,774,000
Current liabilities:
Related party liabilities		$ 28,402,000	$ 49,496,000
Shares authorized (in shares)		80,000,000
Shares issued (in shares)		60,000,000
Shares outstanding (in shares)	[1]	60,000,000	0
Aggregate Liquidation Preference		$ 150,000,000
Shareholders’ equity:
Ordinary shares, authorized (in shares)		10,080,000,000
Related Party
Current assets:
Related party receivables		$ 53,954,000	$ 49,427,000
Related party assets		16,372,000	18,783,000
Related party receivables		37,127,000	38,332,000
Current liabilities:
Related party liabilities		$ 647,000	$ 636,000
Common Class A
Shareholders’ equity:
Ordinary shares, authorized (in shares)		8,000,000,000	8,000,000,000
Ordinary shares, issued (in shares)		533,974,676	508,377,199
Ordinary shares, outstanding (in shares)		533,974,676	508,377,199
Common Class B
Shareholders’ equity:
Ordinary shares, authorized (in shares)		2,000,000,000	2,000,000,000
Ordinary shares, issued (in shares)		174,934,392	174,934,392
Ordinary shares, outstanding (in shares)		174,934,392	174,934,392

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.